                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A                   File No. 2-75526
                                                              File No. 811-03363

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

   Pre-Effective Amendment No.____                                           [ ]

   Post-Effective Amendment No. 49                                           [X]
                               ---
                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

     Amendment No. 49
                  ----

                  DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

              1818 Market Street, Philadelphia, Pennsylvania            19103
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices)              (Zip Code)

Registrant's Telephone Number, including Area Code:               (215) 225-1255
                                                                  --------------

       Eric E. Miller, Esquire, 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                           December 15, 1999

It is proposed that this filing will become effective:

__________          immediately upon filing pursuant to paragraph (b)
___X______          on December 15, 1999 pursuant to paragraph (b)
__________          60 days after filing pursuant to paragraph (a)(1)
__________          on (date) pursuant to paragraph (a)(1)
__________          75 days after filing pursuant to paragraph (a)(2)
__________          on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:

__________          this post-effective amendment designates a new effective
                    date for a previously filed post-effective amendment

Pursuant to Rule 414 under the Securities Act of 1933, Delaware Group Limited-Term Government Funds, as successor issuer of Delaware Group Limited-Term Government Funds, Inc., is filing this amendment to the registration statement of Delaware Group Limited-Term Funds, Inc. and expressly adopts the registration statement of Delaware Group Limited-Term Funds, Inc. as its own for all purposes of the Securities Act of 1933 and the Investment Company Act of 1940.

                              - - - CONTENTS - - -


     This Post-Effective Amendment No. 49 to Registration File No. 2-75526 includes the following:

1.       Facing Page

2.       Contents Page

3.       Part A - Prospectuses*

4.       Part B - Statement of Additional Information **

5.       Part C - Other Information

6.       Signatures

7.       Exhibits


* This filing contains a Supplement dated December 15, 1999 to the Prospectus for the Registrant's Delaware Limited - Term Government Fund Class A, Class B and Class C dated April 28, 1999. That Prospectus is incorporated herein by reference to the electronic filing of that Prospectus made pursuant to Rule 497(c) on May 4, 1999. The Supplements to that Prospectus filed on August 10, 1999 and October 27, 1999 are incorporated herein by reference to the electronic filings of those supplements made pursuant to Rule 497(e). This filing also contains a Supplement dated December 15, 1999 to the Prospectus for the Registrant's Delaware Limited-Term Government Fund Institutional Class dated April 28, 1999. That Prospectus is incorporated herein by reference to the electronic filing of that Prospectus made pursuant to Rule 497(c) on May 4, 1999. The Supplements to that Prospectus filed on August 10, 1999 and October 27, 1999 are incorporated herein by reference to the electronic filings of those Supplements made pursuant to Rule 497(e).

** This filing contains a Supplement dated December 15, 1999 to the Statement of Additional Information for the Registrant dated April 28, 1999. The Statement of Additional Information is incorporated herein by reference to the electronic filing of that Statement of Additional Information made pursuant to Rule 497(c) on May 4, 1999. The Supplements to that Statement of Additional Information filed on August 31, 1999 and September 1, 1999 are incorporated herein by reference to the electronic filings of those Supplements made pursuant to Rule 497(e).

                                December 15, 1999

                      Delaware Limited-Term Government Fund

                           Class A * Class B * Class C
                Supplement to the Prospectus dated April 28, 1999

On December 15, 1999, the Fund listed above was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Fund or its investment operations; however, the name of the company of which the Fund is a series has changed from Delaware Group Limited-Term Government Funds, Inc. to Delaware Group Limited-Term Government Funds.

This Supplement also updates the performance information found in the Fund's Profile section in the beginning of the prospectus, as well as the data in the Financial Information section for the Fund found at the end of the prospectus as follows:

From January 1, 1999 to September 30, 1999, the total return for the Class A shares of the Fund was 0.68%.

The Fund's return does not include the maximum Class A sales charge of 2.75%, which is normally deducted when you purchase shares. If that fee were included, the return would have been lower than the one described.

The Financial Highlights for each Class A share, Class B share and Class C share of the Fund for the six month period ended June 30, 1999(1) (unaudited) are shown below.

                                             Delaware Limited-Term Government Fund
           -----------------------------------------------------------------------------------------------
                                                      Class A            Class B             Class C
                                                 ------------------ ------------------- ------------------
Net asset value, beginning of period ..........      $     8.700        $     8.700         $     8.700

Income (loss) from investment operations:
     Net investment income ....................            0.258              0.222               0.220
     Net realized and unrealized gain (loss)
         from investments, futures contracts
         and written options ..................           (0.270)            (0.270)             (0.269)
                                                     -----------        -----------         -----------
     Total from investment operations .........           (0.012)            (0.048)             (0.049)
                                                     -----------        -----------         -----------

Less dividends:
     Dividends from net investment income .....           (0.258)            (0.222)             (0.221)
                                                     -----------        -----------         -----------
     Total dividends ..........................           (0.258)            (0.222)             (0.221)
                                                     -----------        -----------         -----------

Net asset value, end of period ................      $     8.430        $     8.430         $     8.430
                                                     ===========        ===========         ===========

Total return(2) ...............................            (0.15%)            (0.57%)             (0.58%)

Ratios and supplemental data:
     Net assets, end of period (000 omitted) ..      $   286,990        $    14,249         $     6,831
     Ratio of expenses to average net assets ..             1.00%              1.85%               1.85%
     Ratio of net investment income
         to average net assets ................             6.05%              5.20%               5.20%
     Portfolio turnover .......................              216%               216%                216%

------------------------------------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                                December 15, 1999

                      Delaware Limited-Term Government Fund

                               Institutional Class
                Supplement to the Prospectus dated April 28, 1999

On December 15, 1999, the Fund listed above was part of a reorganization from a Maryland corporation to a Delaware business trust, as approved by shareholders at the most recent Joint Annual/Special Meeting of Shareholders. The reorganization does not affect the name of the Fund or its investment operations; however, the name of the company of which the Fund is a series has changed from Delaware Group Limited-Term Government Funds, Inc. to Delaware Group Limited-Term Government Funds.

This Supplement also updates the performance information found in the Fund's Profile section in the beginning of the prospectus, as well as the data in the Financial Information section for the Fund found at the end of the prospectus as follows:

From January 1, 1999 to September 30, 1999, the total return for the Institutional Class shares of the Fund was 0.79%.

The Financial Highlights for each Institutional Class share of the Fund for the six month period ended June 30, 19991 (unaudited) are shown below.

                                             Delaware Limited-Term Government Fund
           -----------------------------------------------------------------------------------------------
                                                                              Institutional Class
                                                                      ------------------------------------
Net asset value, beginning of period ..............................              $      8.700

Income (loss) from investment operations:
     Net investment income ........................................                     0.269
     Net realized and unrealized gain (loss)
         from investments, futures contracts
         and written options ......................................                    (0.274)
                                                                                 ------------
     Total from investment operations .............................                    (0.005)
                                                                                 ------------

Less dividends:
     Dividends from net investment income .........................                    (0.265)
     Total dividends ..............................................                    (0.265)
                                                                                 ------------
Net asset value, end of period ....................................              $      8.430
                                                                                 ============

Total return ......................................................                    (0.07%)

Ratios and supplemental data:
     Net assets, end of period (000 omitted) ......................              $      4,669
     Ratio of expenses to average net assets ......................                     0.85%
     Ratio of net investment income
         to average net assets ....................................                     6.20%
     Portfolio turnover ...........................................                      216%

---------------------------------------------------------------------
(1) Ratios have been annualized and total return has not been annualized.

                                December 15, 1999

                      Delaware Limited-Term Government Fund

                Class A * Class B * Class C* Institutional Class
   Supplement to the Statement of Additional Information dated April 28, 1999

The following supplements the discussion concerning the Fund's financial statements on page one and under the heading Financial Statements:

         The financial statements for the most recent semi-annual period, the notes relating thereto, and the financial highlights for the same period, are incorporated by reference from the Fund's Semi-Annual Report into this SAI. The Semi-Annual Report will accompany any request for the SAI and can be obtained, without charge, by calling 800-523-1918.

Below are the average annual total return quotations for each Class of the Fund through June 30, 1999. This information supplements and updates the information appearing under the heading Performance Information. The average annual total return quotations are calculated in the manner described in the SAI.

                           Average Annual Total Return
                           ---------------------------

         -----------------------------------------------------------------------------------------------------------
                                     1 year ended   3 years ended    5 years ended   10 years ended    Life of Fund
                                          6/30/99         6/30/99          6/30/99          6/30/99
         -----------------------------------------------------------------------------------------------------------
         Class A Shares(1)(2)
         At Offer
         (Inception 11/24/85)               1.89%           4.21%            4.51%            5.72%           6.09%
         -----------------------------------------------------------------------------------------------------------
         Class A Shares(1)
         At NAV
         (Inception 11/24/85)               4.75%           5.18%            5.09%            6.02%           6.31%
         -----------------------------------------------------------------------------------------------------------
         Institutional Class
         Shares(1)
         (Inception 6/1/92)                 4.90%           5.34%            5.25%            6.17%           6.44%
         -----------------------------------------------------------------------------------------------------------
         Class B Shares
         Including CDSC
         (Inception 5/2/94)                 1.89%           4.00%            4.21%              N/A           3.92%
         -----------------------------------------------------------------------------------------------------------
         Class B Shares
         Excluding CDSC
         (Inception 5/2/94)                 3.86%           4.30%            4.21%              N/A           3.92%
         -----------------------------------------------------------------------------------------------------------
         Class C Shares
         Including CDSC
         (Inception 11/29/95)               2.87%           4.29%              N/A              N/A           3.92%
         -----------------------------------------------------------------------------------------------------------
         Class C Shares
         Excluding CDSC
         (Inception 11/29/95)               3.86%           4.29%              N/A              N/A           3.92%
         -----------------------------------------------------------------------------------------------------------

(1) The Manager elected to waive voluntarily the portion of its annual compensation under its Investment Management Agreement with Limited-Term Funds on behalf of the Fund to limit operating expenses to 1.00% from the date of the initial public offering through July 31, 1986 and of each class to 0.75% (exclusive of 12b-1 payments with respect to Class A Shares) from February 25, 1991 until December 30, 1992. In the absence of such voluntary waivers, performance would have been affected negatively.
(2) Effective June 9, 1997, the maximum front-end sales charge was reduced from 3.00% to 2.75%. The above performance numbers are calculated using 2.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.

Below are the current yield quotations for each Class of the Fund for the 30-day period ended June 30, 1999. This information supplements and updates the information appearing under the heading Performance Information. The current yield quotations are calculated in the manner described in the SAI.

                 Class A Shares                 5.13%

                 Class B Shares                 4.42%

                 Class C Shares                 4.42%

                 Institutional Shares           5.43%

On June 30, 1999, the average effective weighted average portfolio maturity was 4 years for the Fund.

Below are the cumulative total return quotations for each Class of the Fund through June 30, 1999. This information supplements and updates the information appearing under the heading Performance Information. The cumulative total return quotations are calculated in the manner described in the SAI.

                             Cumulative Total Return
                             -----------------------

----------------------------------------------------------------------------------------------------------------------------

                           3 months    6 months     9 months      1 year     3 years     5 years    10 years   Life of  Fund
                              ended       ended        ended       ended       ended       ended       ended
                            6/30/99     6/30/99      6/30/99     6/30/99     6/30/99     6/30/99     6/30/99
----------------------------------------------------------------------------------------------------------------------------
Class A Shares(1)(2)
At Offer
(Inception 11/24/85)         -3.40%      -2.94%        1.46%       1.89%      13.16%      24.71%      74.49%        123.54%
----------------------------------------------------------------------------------------------------------------------------
Class A Shares(1)
At NAV
(Inception 11/24/85)         -0.71%      -0.15%        4.34%       4.75%      16.37%      28.20%      79.35%        129.79%
----------------------------------------------------------------------------------------------------------------------------
Institutional
Class Shares(1)
(Inception 6/1/92)           -0.67%      -0.07%        4.46%       4.90%      16.89%      29.16%      82.02%        133.65%
----------------------------------------------------------------------------------------------------------------------------
Class B Shares
Including CDSC
(Inception 5/2/94)           -2.88%      -2.50%        1.69%       1.89%      12.50%      22.88%         N/A         21.98%
----------------------------------------------------------------------------------------------------------------------------
Class B Shares
Excluding CDSC
(Inception 5/2/94)           -0.92%      -0.57%        3.68%       3.86%      13.45%      22.88%         N/A         21.98%
----------------------------------------------------------------------------------------------------------------------------
Class C Shares
Including CDSC
(Inception 11/29/95)         -1.91%      -1.55%        2.68%       2.87%      13.44%         N/A         N/A         14.80%
----------------------------------------------------------------------------------------------------------------------------
Class C Shares
Excluding CDSC
(Inception 11/29/95)         -0.93%      -0.58%        3.67%       3.86%      13.44%         N/A         N/A         14.80%
----------------------------------------------------------------------------------------------------------------------------

(1) The Manager elected to waive voluntarily the portion of its annual compensation under its Investment Management Agreement with Limited-Term Funds on behalf of the Fund to limit operating expenses to 1.00% from the date of the initial public offering through July 31, 1986 and of each class to 0.75% (exclusive of 12b-1 payments with respect to Class A Shares) from February 25, 1991 until December 30, 1992. In the absence of such voluntary waivers, performance would have been affected negatively.
(2) Effective June 9, 1997, the maximum front-end sales charge was reduced from 3.00% to 2.75%. The above performance numbers are calculated using 2.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.

On December 15, 1999, Delaware Group Limited-Term Government Funds, Inc. was reorganized from a Maryland corporation to a Delaware business trust named Delaware Group Limited-Term Government Funds. To reflect the reorganization, the language in the SAI is amended as follows:

         All references to the company's "directors" shall be replaced with the word "trustees."

         The first paragraph under the heading General Information, concerning the organization of the Fund, shall be replaced by the following paragraph:

         Limited-Term Funds was organized as a Pennsylvania business trust in 1981 and reorganized as a Maryland corporation in 1990. On December 15, 1999, the Fund completed a reorganization that changed its state and form of organization from a Maryland corporation to a Delaware business trust called Delaware Group Limited-Term Government Funds. The Fund is an open-end management investment company that has a portfolio of assets that is diversified as defined by the Investment Company Act of 1940, as amended (the "1940 Act").

         The first paragraph under the General Information section's sub-heading Capitalization, concerning the authorized capital of the Fund, shall be replaced by the following paragraph:

         Limited-Term Funds has an unlimited authorized number of shares of beneficial interest with no par value, issued in separate series and classes. At present, only one series has been issued, which offers shares of four classes. The Fund's classes of shares include: Delaware Limited-Term Government Fund A Class shares, Delaware Limited-Term Government Fund B Class shares, Delaware Limited-Term Government Fund C Class shares and Delaware Limited-Term Government Fund Institutional Class shares.

The defined term "Limited-Term Funds, Inc." shall be replaced with the term "Limited-Term Funds" throughout the SAI.

                                     PART C

                                Other Information

Item 23.          Exhibits

         (a)      Agreement and Declaration of Trust

                  (1)      Agreement and Declaration of Trust (December 17,
                           1998) attached as Exhibit.

                  (2) Certificate of Trust (December 17, 1998) attached as Exhibit.

         (b)      By-Laws. By-Laws (December 17, 1998) attached as Exhibit.

         (c)      Copies of All Instruments Defining the Rights of Holders.

                  (1) Agreement Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust which is attached as Exhibit (a)(1).

                  (2) By-Laws. Article II of By-Laws which are attached as Exhibit (b).

         (d) Investment Management Agreement. Form of Investment Management Agreement (December 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant attached as Exhibit.

         (e)      (1)      Distribution Agreements.

                           (i) Distribution Agreement (April 1995) between Delaware Distributors, L.P. and the Registrant on behalf of the Fund incorporated into this filing by reference to Post-Effective Amendment No. 48 filed April 28, 1999.

                           (ii) Amendment No. 1 to Distribution Agreement (November 1995) between Delaware Distributors, L.P. and the Registrant on behalf of the Fund incorporated into this filing by reference to Post-Effective Amendment No. 48 filed April 28, 1999.

                  (2) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 42 filed November 22, 1995.

                  (3) Dealer's Agreement. Dealer's Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 42 filed November 22, 1995.

                  (4) Mutual Fund Agreement for the Delaware Group of Funds (November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 43 filed February 29, 1996.

         (f)      Bonus, Profit Sharing, Pension Contracts.

                  (1) Amended and Restated Profit Sharing Plan incorporated into this filing by reference to Post-Effective Amendment No. 42 filed November 22, 1995.

                  (2) Amendment to Profit Sharing Plan (December 21, 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 43 filed February 29, 1996.

         (g)      Custodian Agreements.

                  (1) Custodian Agreement (Module) between The Chase Manhattan Bank and Registrant incorporated into this filing by reference to Post-Effective Amendment No. 48 filed April 28, 1999.

                  (2) Amendment to Custodian Agreement (Date) between The Chase Manhattan Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 48 filed April 28, 1999.

                  (3) Form of Letter adding Limited-Term Government Fund (now Delaware Limited-Term) Government Fund to the Custodian Agreement incorporated into this filing by reference to Post-Effective Amendment No. 48 filed April 28, 1999.

         (h)      Other Material Contracts.

                  (1) Executed Shareholders Services Agreement (December 20, 1990) between Delaware Service Company, Inc. and the Registrant (formerly Delaware Group Treasury Reserves, Inc.) relating to the Investors Series (now Delaware Limited-Term Government Fund) incorporated into this filing by reference to Post-Effective Amendment No. 44 filed February 28, 1997.

                  (2) Executed Delaware Group of Funds Fund Accounting Agreement between Delaware Service Company, Inc. and the Registrant (August 19, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 45 filed March 2, 1998.

                           (i) Executed Amendment No. 9 (March 31, 1998) to Delaware Group of Funds Fund Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 48 filed April 28, 1999.

                           (ii) Executed Amendment No. 10 (August 31, 1998) to Delaware Group of Funds Fund Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 48 filed April 28, 1999.

                           (iii)    Executed Amendment No. 11 (September 14,
                                    1998) to Delaware Group of Funds Fund
                                    Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 48 filed April 28, 1999.

                           (iv)     Executed Amendment No. 12 (September 14,
                                    1998) to Delaware Group of Funds Fund
                                    Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 48 filed April 28, 1999.

                           (v)      Executed Amendment No. 13 (December 18,
                                    1998) to Delaware Group of Funds Fund
                                    Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 48 filed April 28, 1999.

         (i)      Opinion of Counsel.  Attached as Exhibit.

         (j)      Consent of Auditors.  Attached as Exhibit.

         (k-l)    Inapplicable.

         (m)      Plans under Rule 12b-1.

                  (1) Plan under Rule 12b-1 for Class A of Limited-Term Government Fund (now Delaware Limited-Term
                           Government Fund Class A) (November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 48 filed April 28, 1999.

                  (2) Plan under Rule 12b-1 for Class B of Limited-Term Government Fund (now Delaware Limited-Term
                           Government Fund Class B) (November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 48 filed April 28, 1999.

                  (3) Plan under Rule 12b-1 for Class C of Limited-Term Government Fund (now Delaware Limited-Term
                           Government Fund Class C) (November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 48 filed April 28, 1999.

         (n)      Inapplicable.

         (o) Other: Trustees' Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 22 to the Registration Statement of Delaware Group Global and International Funds filed November 22, 1999.

Item 24.          Persons Controlled by or under Common Control with Registrant.
                  None.

Item 25. Indemnification. Article VI of the By-Laws which are attached as Exhibit (b).

Item 26.          Business and Other Connections of Investment Adviser.

         (a) Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Tax-Free Funds, Voyageur Funds, Voyageur Insured Funds, Voyageur Investment Trust, Voyageur Tax-Free Funds, Voyageur Funds, Voyageur Insured Funds, Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc., and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family. Information regarding the officers and directors of the Manager and the positions they have held with the Registrant during the past two fiscal years is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement of Delaware Group Global and International Funds filed November 22, 1999.

Item 27.          Principal Underwriters.

         (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

         (b) Information with respect to each director, officer or partner of principal underwriters is incorporated into this filing by reference to Post Effective Amendment No. 22 to the Registration Statement of Delaware Group Global International Funds filed November 22, 1999.

Item 28.          Location of Accounts and Records.

         All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 29.          Management Services.  None.

Item 30.          Undertakings.  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 14th day of December, 1999.

                                 DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS


                                 By: /s/ David K. Downes
                                     -------------------------------
                                     David K. Downes, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                 Signature                                    Title                                Date
-------------------------------------------------------------------------------------------------------------------------------
/s/ David K. Downes                          President, Chief Executive Officer,              December 14, 1999
-------------------                          Chief Operating Officer/ Chief
David K. Downes                              Financial Officer (Principal Executive
                                             Officer, Principal Financial Officer
                                             and Principal Accounting Officer and
                                             Trustee)

/s/ Wayne A. Stork
------------------
Wayne A. Stork*                              Trustee                                          December 14, 1999

/s/ Walter P. Babich
--------------------
Walter P. Babich*                            Trustee                                          December 14, 1999

/s/ Anthony D. Knerr
--------------------
Anthony D. Knerr*                            Trustee                                          December 14, 1999

/s/ Ann R. Leven
----------------
Ann R. Leven*                                Trustee                                          December 14, 1999

/s/ Thomas F. Madison
---------------------
Thomas F. Madison*                           Trustee                                          December 14, 1999

/s/ John H. Durham
------------------
John H. Durham*                              Trustee                                          December 14, 1999

/s/ Charles E. Peck
-------------------
Charles E. Peck*                             Trustee                                          December 14, 1999

/s/ Jan L. Yeomans
------------------
Jan L. Yeomans*                              Trustee                                          December 14, 1999


                                        *By: /s/ David K. Downes
                                             -------------------
                                             David K. Downes, Chairman
                                             as Attorney-in-Fact for each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549










                                    Exhibits

                                       to

                                    Form N-1A

                                INDEX TO EXHIBITS


Exhibit No.           Exhibit

EX-99.A1              Agreement and Declaration of Trust (December 17, 1998)

EX-99.A2              Certificate of Trust (December 17, 1998)

EX-99.B               By-Laws

EX-99.D1 Form of Investment Management Agreement (December 1999) between Delaware Management Company and the Registrant.

EX-99.I               Legal Opinion

EX-99.J               Consent of Auditors